Shareholders Equity - Summary of Share Capital (Detail)	12 Months Ended
Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	100.00%
Total of shares	238,447,578
Free float [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	43.02%
Total of shares	102,567,060
Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	54.50%
Total of shares	129,957,424
Renaissance Technologies LLC [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	2.48%
Total of shares	5,923,094
Class A [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	100.00%
Total of shares	142,115,534
Class A [member] | Free float [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	72.17%
Total of shares	102,567,060
Class A [member] | Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	23.66%
Total of shares	33,625,380
Class A [member] | Renaissance Technologies LLC [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	4.17%
Total of shares	5,923,094
Class B1 shares [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	100.00%
Total of shares	96,332,044
Class B1 shares [member] | Free float [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	0.00%
Total of shares
Class B1 shares [member] | Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	100.00%
Total of shares	96,332,044
Class B1 shares [member] | Renaissance Technologies LLC [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	0.00%
Total of shares